Borrowings (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Borrowings	$ (99,028)	$ (100,020)
Less: Unamortized discount	(3,968)	(4,474)
Less: current portion, net of unamortized discount	(7,214)	(5,358)
Total long-term borrowings, net of unamortized discount	523,429	527,966
Term Loan B facility
Debt Instrument [Line Items]
Borrowings	435,583	437,778
Credit facilities
Debt Instrument [Line Items]
Borrowings	99,028	100,020
Total
Debt Instrument [Line Items]
Borrowings	$ 534,611	$ 537,798